UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 29, 2018
Rating	Percentage of Fund Investments
Aaa	50.81%
Aa1	0.42
Aa2	0.66
Aa3	1.61
A1	1.56
A2	2.79
A3	6.50
Baa1	6.96
Baa2	6.35
Baa3	4.48
Ba1	1.58
Ba2	0.63
Ba3	0.58
B1	0.55
B2	0.43
B3	0.71
CCC, CC, C	1.00
Not Rated	6.78
Short Term Investments	5.60
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 982.70	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$1.75
Investor Class
Actual	$1,000.00	$ 981.50	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.01%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.84%
$ 149,150	Ajax Mortgage Loan Trust(a) Series 2017-B Class A 3.16%, 09/25/2056	$ 146,234
395,000	ALM XII Ltd(a)(b) Series 2015-12A Class A1R2 2.98%, 04/16/2027 3-mo. LIBOR + 0.89%	394,716
250,000	ALM XVI Ltd/ALM XVI LLC(a)(b) Series 2015-16A Class AAR2 3.26%, 07/15/2027 3-mo. LIBOR + 0.90%	250,000
454,000	AMMC XIV Ltd(a)(b) Series 2014-14A Class A1LR 3.61%, 07/25/2029 3-mo. LIBOR + 1.25%	454,763
272,000	Anchorage Capital Ltd(a)(b) Series 2015-6A Class AR 3.62%, 07/15/2030 3-mo. LIBOR + 1.27%	272,531
250,000	Atlas Senior Loan Fund Ltd(a)(b) Series 2017-8A Class A 3.65%, 01/16/2030 3-mo. LIBOR + 1.30%	250,567
400,000	Atlas Senior Loan Fund V Ltd(a)(b) Series 2014-1A Class AR2 3.61%, 07/16/2029 3-mo. LIBOR + 1.26%	401,324
500,000	Atrium IX(a)(b) Series 2009A Class AR 3.56%, 05/28/2030 3-mo. LIBOR + 1.24%	501,397
213,002	Atrium X(a)(b) Series 2010A Class AR 3.30%, 07/16/2025 3-mo. LIBOR + 0.95%	213,001
203,684	Avery Point III Ltd(a)(b) Series 2013-3A Class AR 3.48%, 01/18/2025 3-mo. LIBOR + 1.12%	203,704
	Bain Capital Credit(a)(b)
	Series 2017-1A Class A1
250,000	3.61%, 07/20/2030 3-mo. LIBOR + 1.25%	250,338
	Series 2017-2A Class AR
454,000	3.61%, 07/25/2030 3-mo. LIBOR + 1.25%	454,473
206,791	Bayview Koitere Fund Trust(a) Series 2017-RT4 Class A 3.50%, 07/28/2057	206,255
318,182	Bayview Mortgage Fund IV Trust(a) Series 2017-RT3 Class A 3.50%, 01/28/2058	317,655
	Bayview Opportunity Master Fund IV Trust(a)
	Series 2017-SPL3 Class A
79,668	4.00%, 11/28/2053	80,416
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-SPL4 Class A
$ 79,774	3.50%, 01/28/2055	$ 79,627
	Series 2017-SPL5 Class A
101,391	3.50%, 06/28/2057	101,191
	Series 2017-RT6 Class A
200,591	3.50%, 10/28/2057	199,870
308,000	Benefit Street Partners V-B Ltd(a)(b) Series 2018-5BA Class A1A 3.21%, 04/20/2031 3-mo. LIBOR + 1.09%	307,137
	BlueMountain Ltd(a)(b)
	Series 2014-1A Class A1R
331,984	3.62%, 04/30/2026 3-mo. LIBOR + 1.26%	332,081
	Series 2014-2A Class AR
500,000	3.29%, 07/20/2026 3-mo. LIBOR + 0.93%	500,043
	Series 2015-2A Class A1R
400,000	3.29%, 07/18/2027 3-mo. LIBOR + 0.93%	400,000
	Series 2013-2A Class A1R
408,000	3.54%, 10/22/2030 3-mo. LIBOR + 1.18%	408,522
250,000	Bristol Park Ltd(a)(b) Series 2016-1A Class A 3.77%, 04/15/2029 3-mo. LIBOR + 1.42%	250,255
500,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-1A Class A1R 3.58%, 08/14/2030 3-mo. LIBOR + 1.22%	500,937
226,044	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A2 3.07%, 06/15/2028 1-mo. LIBOR + 1.00%	226,712
	CIFC Funding Ltd(a)(b)
	Series 2014-3A Class B2R
430,000	3.86%, 07/22/2026 3-mo. LIBOR + 1.50%	430,049
	Series 2012-2RA Class A1
428,000	3.16%, 01/20/2028 3-mo. LIBOR + 0.80%	426,703
30,418	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	30,222
328,248	Citigroup Mortgage Loan Trust Inc Series 2018-RP2 Class A1 3.50%, 02/25/2058	327,399
83,222	Club Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	82,908
35,390	Conn's Receivables Funding LP(a) Series 2017-B Class A 2.73%, 07/15/2020	35,385
205,000	Credit Suisse Trust(a) Series 2018-LD1 Class A 3.42%, 07/25/2024	204,993

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 195,000	Domino's Pizza Master Issuer LLC(a) Series 2018-1A Class A2I 4.12%, 07/25/2048	$ 200,124
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	540,050
	Dryden Senior Loan Fund(a)(b)
	Series 2017-50A Class A1
407,000	3.57%, 07/15/2030 3-mo. LIBOR + 1.22%	407,416
	Series 2017-49A Class A
250,000	3.57%, 07/18/2030 3-mo. LIBOR + 1.21%	250,257
88,429	Engs Commercial Finance Trust(a) Series 2018-1A Class A1 2.97%, 02/22/2021	88,254
54,848	Finance of America Structured Securities Trust(a) Series 2017-HB1 Class A 2.32%, 11/25/2027	54,642
250,000	Goldentree Loan Opportunities XI Ltd(a)(b) Series 2015-11A Class AR2 3.43%, 01/18/2031 3-mo. LIBOR + 1.07%	250,035
	KKR Ltd(a)(b)
	Series 2017-9 Class AR
268,000	3.62%, 07/15/2030 3-mo. LIBOR + 1.27%	268,718
	Series 2018 Class A
454,000	3.63%, 07/18/2030 3-mo. LIBOR + 1.27%	454,829
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	220,025
440,000	LCM XXV Ltd(a)(b) Series 2017-25A Class A 3.57%, 07/20/2030 3-mo. LIBOR + 1.21%	440,457
	Lendmark Funding Trust(a)
	Series 2017-1A Class A
237,000	2.83%, 12/22/2025	234,637
	Series 2017-2A Class A
100,000	2.80%, 05/20/2026	98,694
264,000	Madison Park Funding XIV Ltd(a)(b) Series 2014-14A Class A1R 3.48%, 07/20/2026 3-mo. LIBOR + 1.12%	264,038
250,000	Magnetite IX Ltd(a)(b) Series 2014-9A Class A1R 3.36%, 07/25/2026 3-mo. LIBOR + 1.00%	250,014
409,000	Magnetite XI Ltd(a)(b) Series 2014-11A Class A1R 3.48%, 01/18/2027 3-mo. LIBOR + 1.12%	409,045
	Marlette Funding Trust(a)
	Series 2017-3A Class A
61,769	2.36%, 12/15/2024	61,522
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-2A Class A
$ 132,000	3.06%, 07/17/2028	$ 132,000
	Mill City Mortgage Loan Trust(a)
	Series 2018-2 Class A1
330,000	3.50%, 05/25/2058	328,604
	Series 2017-3 Class A1
142,164	2.75%, 01/25/2061	139,296
	Series 2018-1 Class A1
238,174	3.25%, 05/25/2062	236,774
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C28 Class A4
316,000	3.54%, 01/15/2049	313,551
	Series 2016-C31 Class A5
65,000	3.10%, 11/15/2049	62,128
	Series 2017-C34 Class A4
484,000	3.54%, 11/15/2052	474,610
	Nationstar HECM Loan Trust(a)
	Series 2017-1A Class A
36,000	1.97%, 05/25/2027	35,877
	Series 2017-2A Class A1
59,653	2.04%, 09/25/2027	59,419
	Series 2018-1A Class A
74,653	2.76%, 02/25/2028	74,708
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A 3.62%, 06/20/2029 3-mo. LIBOR + 1.30%	255,318
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
137,514	3.19%, 01/25/2023	136,587
	Series 2018-PLS2 Class A
90,787	3.27%, 02/25/2023	90,405
446,000	Oak Hill Credit Partners X Ltd(a)(b) Series 2014-10A Class AR 3.49%, 07/20/2026 3-mo. LIBOR + 1.13%	446,056
284,000	OCP Ltd(a)(b) Series 2015-8A Class A1R 3.20%, 04/17/2027 3-mo. LIBOR + 0.85%	282,982
250,000	Octagon Investment Partners 33 Ltd(a)(b) Series 2017-1A Class A1 3.55%, 01/20/2031 3-mo. LIBOR + 1.19%	250,150
250,000	Octagon Investment Partners XV Ltd(a)(b) Series 2013-1A Class A1AR 3.57%, 07/19/2030 3-mo. LIBOR + 1.21%	250,310
260,000	Octagon Investment Partners XX Ltd(a)(b) Series 2014-1A Class AR 3.49%, 08/12/2026 3-mo. LIBOR + 1.13%	260,066

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 260,000	Octagon Loan Funding Ltd(a)(b) Series 2014-1A Class A1R 3.47%, 11/18/2026 3-mo. LIBOR + 1.14%	$ 260,062
	OneMain Financial Issuance Trust(a)
	Series 2016-2A Class A
67,952	4.10%, 03/20/2028	68,359
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	227,275
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	203,939
317,000	OZLM IX Ltd(a)(b) Series 2014-9A Class A1R 3.58%, 01/20/2027 3-mo. LIBOR + 1.22%	316,654
	Prosper Marketplace Issuance Trust(a)
	Series 2017-3A Class A
54,120	2.36%, 11/15/2023	53,896
	Series 2018-1A Class A
128,177	3.11%, 06/17/2024	128,066
380,000	Regional Management Issuance Trust(a) Series 2018-1 Class A 3.83%, 07/15/2027	379,924
250,000	Santander Drive Auto Receivables Trust Series 2016-2 Class D 3.39%, 04/15/2022	250,659
104,746	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	104,771
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
141,961	2.77%, 05/25/2026	140,826
	Series 2017-4 Class A
62,893	2.50%, 05/26/2026	62,100
	Series 2017-6 Class A2
100,000	2.82%, 11/25/2026	99,190
	SoFi Consumer Loan Program Trust(a)
	Series 2018-1 Class A1
127,911	2.55%, 02/25/2027	127,331
	Series 2018-2 Class A1
162,221	2.93%, 04/26/2027	162,010
409,000	Sound Point III-R Ltd(a)(b) Series 2013-2RA Class A1 3.30%, 04/15/2029 3-mo. LIBOR + 0.95%	408,267
405,000	Sound Point X Ltd(a)(b) Series 2015-3A Class AR 3.25%, 01/20/2028 3-mo. LIBOR + 0.89%	405,000
460,000	Sound Point XIX Ltd(a)(b) Series 2018-1A Class A 3.35%, 04/15/2031 3-mo. LIBOR + 1.00%	455,374
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Sounds Point IV-R Ltd(a)(b) Series 2013-3RA Class A 3.65%, 04/18/2031 3-mo. LIBOR + 1.15%	$ 250,026
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
100,000	2.90%, 11/15/2029	99,486
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	211,467
266,000	Symphony XV Ltd(a)(b) Series 2014-15A Class AR 3.53%, 10/17/2026 3-mo. LIBOR + 1.18%	266,033
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
211,100	2.25%, 07/25/2056	205,537
	Series 2017-5 Class A1
173,560	2.69%, 02/25/2057(b) 1-mo. LIBOR + 0.60%	173,721
	Series 2017-2 Class A1
149,419	2.75%, 04/25/2057	146,969
	Series 2017-4 Class A1
163,287	2.75%, 06/25/2057	159,358
	Series 2017-3 Class A1
117,069	2.75%, 07/25/2057	114,565
	Series 2017-6 Class A1
132,066	2.75%, 10/25/2057	128,702
	Series 2018-1 Class A1
93,915	3.00%, 01/25/2058	92,472
	Series 2018-2 Class A1
337,943	3.25%, 03/25/2058	337,039
	Series 2018-3 Class A1
244,000	3.75%, 05/25/2058	244,098
409,000	Tryon Park Ltd(a)(b) Series 2013-1A Class A1JR 3.60%, 04/15/2029 3-mo. LIBOR + 1.25%	408,284
260,000	Vibrant VI Ltd(a)(b) Series 2017-6A Class A 3.56%, 06/20/2029 3-mo. LIBOR + 1.24%	260,174
	Voya Ltd(a)(b)
	Series 2014-4A Class A1R
255,000	3.30%, 10/14/2026 3-mo. LIBOR + 0.95%	254,739
	Series 2017-3A Class A1A
250,000	3.59%, 07/20/2030 3-mo. LIBOR + 1.23%	250,286
	Series 2017-4A Class A1
250,000	3.48%, 10/15/2030 3-mo. LIBOR + 1.13%	249,486
	Series 2016-1A Class A1R
270,000	3.43%, 01/20/2031 3-mo. LIBOR + 1.07%	269,420
59,700	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,413
250,000	Zais 5 Ltd(a)(b) Series 2016-2A 3.88%, 10/15/2028 3-mo. LIBOR + 1.53%	250,108

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 263,000	Zais 6 Ltd(a)(b) Series 2017-1A Class A1 3.72%, 07/15/2029 3-mo. LIBOR + 1.37%	$ 263,540
TOTAL ASSET-BACKED SECURITIES — 5.84% (Cost $26,218,220)		$ 26,110,632
CORPORATE BONDS AND NOTES
Basic Materials — 1.10%
75,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	73,687
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021(c)	204,957
600,000	4.45%, 03/01/2023	604,070
100,000	Clearwater Paper Corp(a)(c) 5.38%, 02/01/2025	90,625
50,000	Coeur Mining Inc 5.88%, 06/01/2024	48,250
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	70,335
	Freeport-McMoRan Inc
75,000	3.88%, 03/15/2023	70,875
50,000	5.40%, 11/14/2034	45,375
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	249,330
75,000	Hexion Inc 6.63%, 04/15/2020	70,230
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	52,375
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	258,471
400,000	International Paper Co 4.40%, 08/15/2047	363,175
60,000	Methanex Corp 5.65%, 12/01/2044	58,256
150,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	152,625
50,000	PQ Corp(a) 5.75%, 12/15/2025	49,500
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,022,226
	RPM International Inc
110,000	6.13%, 10/15/2019	113,763
100,000	5.25%, 06/01/2045	104,229
	Sherwin-Williams Co
55,000	3.13%, 06/01/2024	52,511
145,000	3.45%, 06/01/2027	136,859
250,000	Southern Copper Corp 6.75%, 04/16/2040	287,114
50,000	Steel Dynamics Inc 5.25%, 04/15/2023	50,438
	Syngenta Finance NV(a)
200,000	4.44%, 04/24/2023	198,815
200,000	4.89%, 04/24/2025	196,039
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	Teck Resources Ltd 6.13%, 10/01/2035	$ 75,375
	Vale Overseas Ltd
145,000	6.25%, 08/10/2026	157,035
65,000	6.88%, 11/10/2039	73,612
		4,930,152
Communications — 4.47%
60,000	21st Century Fox America Inc 4.95%, 10/15/2045	62,597
75,000	Acosta Inc(a) 7.75%, 10/01/2022	37,500
	Alibaba Group Holding Ltd
600,000	3.60%, 11/28/2024(c)	590,097
200,000	3.40%, 12/06/2027	186,274
200,000	4.20%, 12/06/2047	181,912
200,000	Altice SA(a) 7.38%, 05/01/2026	195,540
	Amazon.com Inc
25,000	2.80%, 08/22/2024	23,836
525,000	3.88%, 08/22/2037	512,105
100,000	4.95%, 12/05/2044	110,883
	AMC Networks Inc
50,000	5.00%, 04/01/2024	49,250
25,000	4.75%, 08/01/2025	24,032
	AT&T Inc
35,000	4.25%, 03/01/2027	34,258
565,000	4.30%, 02/15/2030(a)	534,215
1,075,000	4.80%, 06/15/2044	974,712
150,000	4.75%, 05/15/2046	133,890
280,000	Bell Canada Inc 4.46%, 04/01/2048	273,622
50,000	Cablevision Systems Corp 5.88%, 09/15/2022	49,625
50,000	CBS Radio Inc(a)(c) 7.25%, 11/01/2024	47,625
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	148,453
50,000	5.38%, 05/01/2025(a)	48,375
75,000	5.75%, 02/15/2026(a)	73,687
50,000	5.88%, 05/01/2027(a)	48,813
75,000	5.00%, 02/01/2028(a)	68,625
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	209,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
140,000	4.46%, 07/23/2022	141,560
1,070,000	4.91%, 07/23/2025	1,080,265
200,000	4.20%, 03/15/2028(c)	187,163
170,000	6.48%, 10/23/2045	179,065
235,000	5.38%, 05/01/2047	213,250
70,000	5.75%, 04/01/2048	67,746

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	$ 51,000
	Comcast Corp
100,000	3.38%, 08/15/2025	95,893
85,000	2.35%, 01/15/2027	74,450
1,730,000	3.30%, 02/01/2027	1,627,073
40,000	3.20%, 07/15/2036	33,255
180,000	3.40%, 07/15/2046	145,839
50,000	4.05%, 11/01/2052	43,573
50,000	CommScope Finance LLC(a) 6.00%, 06/15/2025	51,062
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	52,083
535,000	3.35%, 09/15/2026	494,454
95,000	6.95%, 06/01/2038	111,054
35,000	4.50%, 06/30/2043	29,655
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	191,000
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	377,057
	Discovery Communications LLC
106,000	2.80%, 06/15/2020(a)	104,716
101,000	3.80%, 03/13/2024	99,206
52,000	3.95%, 06/15/2025(a)	50,682
105,000	4.90%, 03/11/2026	107,660
200,000	3.95%, 03/20/2028	189,328
	DISH DBS Corp
150,000	5.88%, 11/15/2024	126,937
25,000	7.75%, 07/01/2026	21,906
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	95,125
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	278,054
450,000	5.00%, 05/13/2045	395,330
75,000	iHeartCommunications Inc(d)(e) 9.00%, 03/01/2021	56,625
	Intelsat Jackson Holdings SA
25,000	7.50%, 04/01/2021	24,813
100,000	5.50%, 08/01/2023	89,720
50,000	9.75%, 07/15/2025(a)	52,750
25,000	LIN Television Corp 5.88%, 11/15/2022	25,500
50,000	Match Group Inc(a) 5.00%, 12/15/2027	46,500
100,000	Nexstar Broadcasting Inc(a) 5.63%, 08/01/2024	96,375
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	75,611
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	49,625
75,000	5.88%, 03/15/2026	72,937
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	50,937
75,000	5.38%, 04/15/2025	73,969
25,000	5.00%, 08/01/2027	23,313
Principal Amount		Fair Value
Communications — (continued)
$ 575,000	Sky PLC(a) 3.75%, 09/16/2024	$ 571,438
50,000	Sprint Capital Corp 6.88%, 11/15/2028	48,000
	Sprint Corp
50,000	7.13%, 06/15/2024	50,480
175,000	7.63%, 02/15/2025	179,375
50,000	7.63%, 03/01/2026	50,937
400,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(a) 5.15%, 03/20/2028	392,000
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	50,250
150,000	4.50%, 02/01/2026	140,062
	Telefonica Emisiones SAU
150,000	4.10%, 03/08/2027	145,010
300,000	7.05%, 06/20/2036	360,412
260,000	5.21%, 03/08/2047	250,429
205,000	4.90%, 03/06/2048	188,813
200,000	Telenet Finance Luxembourg SARL(a) 5.50%, 03/01/2028	182,000
	Time Warner Cable LLC
50,000	6.55%, 05/01/2037	53,013
500,000	5.50%, 09/01/2041	464,878
100,000	4.00%, 09/01/2021	99,990
65,000	4.50%, 09/15/2042	53,370
	Warner Media LLC
145,000	4.88%, 03/15/2020	148,731
100,000	2.95%, 07/15/2026	89,865
140,000	3.80%, 02/15/2027	132,374
75,000	Tribune Media Co 5.88%, 07/15/2022	75,694
255,000	Tencent Holdings Ltd(a) 2.99%, 01/19/2023	247,854
	Urban One Inc(a)
50,000	9.25%, 02/15/2020(c)	48,500
50,000	7.38%, 04/15/2022	48,375
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	319,679
465,000	4.50%, 08/10/2033	450,510
470,000	5.25%, 03/16/2037	482,391
150,000	4.81%, 03/15/2039	144,947
750,000	4.13%, 08/15/2046	640,170
190,000	4.52%, 09/15/2048	173,084
65,000	5.01%, 08/21/2054	61,027
	Viacom Inc
225,000	4.25%, 09/01/2023	223,104
75,000	4.38%, 03/15/2043	62,262
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	185,000
	Vodafone Group PLC
200,000	4.13%, 05/30/2025	198,960
290,000	4.38%, 05/30/2028	286,228
280,000	5.25%, 05/30/2048	279,348

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 325,000	WPP Finance 2010 5.13%, 09/07/2042	$ 318,882
		19,970,484
Consumer, Cyclical — 2.02%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	141,930
50,000	Adient Global Holdings(a) 4.88%, 08/15/2026	45,000
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	768,180
75,000	American Axle & Manufacturing Inc(c) 6.50%, 04/01/2027	73,875
75,000	American Builders & Contractors Supply Co Inc(a) 5.88%, 05/15/2026	73,781
	Aramark Services Inc(a)
50,000	5.00%, 04/01/2025(c)	49,750
50,000	5.00%, 02/01/2028	47,750
50,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	53,250
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	78,562
25,000	6.00%, 08/15/2026(a)	24,656
125,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	118,281
400,000	Cintas Corp No 2 3.70%, 04/01/2027	392,213
800,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	785,939
75,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	76,125
	Delta Air Lines Inc
75,000	3.63%, 03/15/2022	74,134
100,000	3.80%, 04/19/2023	98,787
310,000	Dollar General Corp 4.15%, 11/01/2025	310,083
200,000	Dollar Tree Inc 3.70%, 05/15/2023	198,138
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	50,063
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021	45,875
50,000	6.75%, 01/15/2022(c)	45,250
	Ford Motor Co
325,000	4.75%, 01/15/2043	280,704
70,000	5.29%, 12/08/2046(c)	64,932
	General Motors Co
145,000	6.25%, 10/02/2043	150,164
400,000	5.20%, 04/01/2045	366,875
185,000	6.75%, 04/01/2046	204,950
165,000	5.40%, 04/01/2048(c)	156,519
50,000	HD Supply Inc(a)(f) 5.75%, 04/15/2019	52,313
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Hilton Domestic Operating Co Inc(a) 5.13%, 05/01/2026	$ 49,125
	Home Depot Inc
400,000	2.80%, 09/14/2027	371,353
85,000	5.88%, 12/16/2036	103,159
30,000	4.40%, 03/15/2045	30,649
35,000	4.25%, 04/01/2046	35,181
340,000	Hyundai Capital America(a) 2.60%, 03/19/2020	334,458
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	391,352
200,000	IHO Verwaltungs GmbH(a)(g) 4.75%, 09/15/2026 PIK rate, 5.50%	188,250
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	51,250
50,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	47,750
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	35,875
	McDonald's Corp
145,000	3.35%, 04/01/2023	144,496
50,000	4.45%, 03/01/2047	49,610
	MGM Resorts International
50,000	6.00%, 03/15/2023	51,500
50,000	5.75%, 06/15/2025	49,938
50,000	Mohegan Gaming & Entertainment(a)(c) 7.88%, 10/15/2024	47,125
475,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	458,488
50,000	Party City Holdings Inc(a)(c) 6.13%, 08/15/2023	50,250
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	47,125
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	49,375
75,000	PetSmart Inc(a) 7.13%, 03/15/2023	50,348
50,000	Rite Aid Corp(a)(c) 6.13%, 04/01/2023	50,700
75,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(a) 6.13%, 08/15/2021	74,250
75,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	69,187
125,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	125,625
125,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	121,370
25,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	25,250

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	$ 47,000
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	48,500
50,000	5.75%, 03/01/2025	47,969
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	47,000
36,000	TI Group Automotive Systems LLC(a) 8.75%, 07/15/2023	37,627
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	214,163
200,000	Under Armour Inc(c) 3.25%, 06/15/2026	179,420
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	47,236
330,000	Walmart Inc 3.40%, 06/26/2023	332,342
50,000	WMG Acquisition Corp(a) 5.50%, 04/15/2026	49,563
50,000	Wyndham Hotels & Resorts Inc(a) 5.38%, 04/15/2026	49,625
		9,031,563
Consumer, Non-Cyclical — 6.65%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	113,213
450,000	3.75%, 11/30/2026	442,156
250,000	4.90%, 11/30/2046	267,484
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	50,375
75,000	6.50%, 03/01/2024	76,875
60,000	Aetna Inc 2.80%, 06/15/2023	57,199
100,000	Air Medical Group Holdings Inc(a)(c) 6.38%, 05/15/2023	93,000
25,000	Albertsons Cos Inc(a)(b) 6.09%, 01/15/2024 3-mo. LIBOR + 3.75%	25,063
	Albertsons Cos LLC / Safeway Inc / New Albertsons Inc / Albertson's LLC
50,000	6.63%, 06/15/2024	47,125
50,000	5.75%, 03/15/2025	44,250
140,000	Allergan Funding SCS 3.45%, 03/15/2022	137,722
	Altria Group Inc
34,000	9.25%, 08/06/2019	36,318
190,000	2.85%, 08/09/2022	185,458
150,000	3.88%, 09/16/2046	131,690
105,000	Amgen Inc 2.65%, 05/11/2022	101,656
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Anheuser-Busch InBev Finance Inc
$ 2,250,000	3.65%, 02/01/2026	$ 2,203,398
15,000	4.90%, 02/01/2046	15,422
	Anheuser-Busch InBev Worldwide Inc
100,000	3.50%, 01/12/2024	99,482
100,000	4.60%, 04/15/2048	98,051
135,000	4.44%, 10/06/2048	129,978
155,000	4.75%, 04/15/2058	151,262
	Anthem Inc
75,000	2.30%, 07/15/2018	74,990
110,000	3.65%, 12/01/2027	104,161
115,000	4.63%, 05/15/2042	111,392
560,000	AstraZeneca PLC(c) 2.38%, 06/12/2022	538,664
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	435,308
	Avantor Inc(a)
50,000	6.00%, 10/01/2024	49,460
50,000	9.00%, 10/01/2025	50,385
100,000	B&G Foods Inc(c) 5.25%, 04/01/2025	94,250
	BAT Capital Corp(a)
700,000	2.30%, 08/14/2020	684,874
380,000	3.56%, 08/15/2027	353,417
155,000	4.39%, 08/15/2037	145,317
400,000	4.54%, 08/15/2047	373,206
70,000	BAT International Finance PLC(a) 2.75%, 06/15/2020	69,234
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	299,900
235,000	4.25%, 12/15/2025	236,352
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	288,967
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	196,840
120,000	3.73%, 12/15/2024	117,151
135,000	3.70%, 06/06/2027	127,641
125,000	4.69%, 12/15/2044	121,066
190,000	Boston Scientific Corp 4.00%, 03/01/2028	185,225
205,000	Cardinal Health Inc 2.62%, 06/15/2022	196,396
	Celgene Corp
200,000	3.90%, 02/20/2028	189,610
175,000	5.00%, 08/15/2045	171,229
300,000	4.35%, 11/15/2047	264,866
50,000	Centene Escrow I Corp(a) 5.38%, 06/01/2026	50,657
50,000	Charles River Laboratories International Inc(a) 5.50%, 04/01/2026	50,110
	CHS / Community Health Systems Inc
50,000	6.88%, 02/01/2022(c)	25,500
75,000	6.25%, 03/31/2023	68,625
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	166,952

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Cigna Corp
$ 100,000	3.05%, 10/15/2027	$ 90,159
40,000	3.88%, 10/15/2047	33,998
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	306,553
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	19,341
140,000	2.65%, 11/07/2022(c)	134,227
225,000	3.60%, 02/15/2028	212,580
10,000	4.50%, 05/09/2047	9,509
	CVS Health Corp
225,000	3.13%, 03/09/2020	224,702
574,000	2.80%, 07/20/2020	569,133
165,000	2.75%, 12/01/2022	158,090
430,000	4.10%, 03/25/2025	427,644
155,000	2.88%, 06/01/2026	141,042
150,000	4.30%, 03/25/2028	147,903
375,000	5.13%, 07/20/2045	379,695
650,000	5.05%, 03/25/2048	656,498
	Danone SA(a)
300,000	2.08%, 11/02/2021	286,768
290,000	2.95%, 11/02/2026	266,517
305,000	Dignity Health 2.64%, 11/01/2019	304,409
25,000	Eagle Holding Co II LLC(a)(g) 7.63%, 05/15/2022 PIK rate, 8.38%	25,255
125,000	Endo Designated Activity Company / Endo Finance LLC / Endo Finco Inc(a) 6.00%, 07/15/2023	102,812
	Envision Healthcare Corp(a)
50,000	5.13%, 07/01/2022	50,438
75,000	6.25%, 12/01/2024	79,875
	Equifax Inc
250,000	2.30%, 06/01/2021	241,174
125,000	3.60%, 08/15/2021	124,885
60,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	74,852
100,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	97,500
310,000	Flowers Foods Inc 3.50%, 10/01/2026	291,760
75,000	Garda World Security Corp(a) 8.75%, 05/15/2025	76,687
50,000	Gartner Inc(a) 5.13%, 04/01/2025	49,750
	General Mills Inc
140,000	4.55%, 04/17/2038	133,507
80,000	4.70%, 04/17/2048(c)	76,444
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	81,000
700,000	3.65%, 03/01/2026	690,871
260,000	4.15%, 03/01/2047	248,250
	GlaxoSmithKline Capital Inc
205,000	3.13%, 05/14/2021	205,447
165,000	3.63%, 05/15/2025	164,685
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,203
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 400,000	4.88%, 06/27/2044	$ 371,322
100,000	HCA Healthcare Inc 6.25%, 02/15/2021	103,750
	HCA Inc
125,000	5.25%, 04/15/2025	125,000
125,000	5.88%, 02/15/2026	126,094
200,000	Heineken NV(a) 4.35%, 03/29/2047	197,435
45,000	Humana Inc 2.50%, 12/15/2020	44,183
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	199,040
	Johnson & Johnson
255,000	2.63%, 01/15/2025	244,138
75,000	3.55%, 03/01/2036	72,055
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	782,179
	Kraft Heinz Foods Co
120,000	2.00%, 07/02/2018	120,000
120,000	4.63%, 01/30/2029	118,654
375,000	4.38%, 06/01/2046	324,161
450,000	Kroger Co(c) 4.45%, 02/01/2047	408,959
50,000	LifePoint Health Inc(c) 5.38%, 05/01/2024	48,125
25,000	Mallinckrodt International Finance SA(c) 4.75%, 04/15/2023	20,938
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
25,000	5.63%, 10/15/2023	20,838
125,000	5.50%, 04/15/2025(c)	100,000
	Maple Escrow Subsidiary Inc(a)
195,000	4.06%, 05/25/2023	195,351
130,000	4.42%, 05/25/2025	130,522
50,000	Matthews International Corp(a) 5.25%, 12/01/2025	47,875
600,000	McCormick & Co Inc 3.40%, 08/15/2027	567,052
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	416,714
870,000	Medtronic Global Holdings SCA 3.35%, 04/01/2027	847,290
95,000	Medtronic Inc 4.63%, 03/15/2045	100,623
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	395,900
150,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	153,750
45,000	Mylan Inc(a) 5.20%, 04/15/2048	43,236
	Mylan NV
80,000	3.15%, 06/15/2021	79,094
95,000	3.95%, 06/15/2026	90,810

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	Nielsen Co Luxembourg SARL(a)(c) 5.00%, 02/01/2025	$ 47,625
175,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	171,062
600,000	Pepsico Inc 3.00%, 10/15/2027	570,504
50,000	Polaris Intermediate Corp(a)(g) 8.50%, 12/01/2022 PIK rate, 9.25%	51,562
	Post Holdings Inc(a)
150,000	5.75%, 03/01/2027	144,750
50,000	5.63%, 01/15/2028	46,875
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	150,000
25,000	6.38%, 03/01/2024	24,750
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	185,875
55,000	Reynolds American Inc 4.00%, 06/12/2022	55,341
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	157,952
	Smithfield Foods Inc(a)
320,000	2.65%, 10/03/2021	304,848
200,000	4.25%, 02/01/2027	192,381
125,000	Sotera Health Holdings LLC(a) 6.50%, 05/15/2023	127,500
50,000	Sotera Health Topco Inc(a)(g) 8.13%, 11/01/2021 PIK rate, 8.88%	50,125
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	50,500
75,000	Surgery Center Holdings Inc(a)(c) 6.75%, 07/01/2025	71,156
150,000	Team Health Holdings Inc(a)(c) 6.38%, 02/01/2025	129,000
75,000	Teleflex Inc 5.25%, 06/15/2024	77,250
	Tenet Healthcare Corp
50,000	6.75%, 06/15/2023(c)	49,750
50,000	4.63%, 07/15/2024(a)	47,360
50,000	5.13%, 05/01/2025(a)	47,531
50,000	7.00%, 08/01/2025(a)(c)	49,625
600,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	482,066
190,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	184,674
120,000	Total System Services Inc 4.80%, 04/01/2026	122,977
250,000	Tyson Foods Inc 5.15%, 08/15/2044	258,229
75,000	United Rentals North America Inc 5.50%, 05/15/2027	72,750
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	UnitedHealth Group Inc
$ 165,000	1.70%, 02/15/2019	$ 163,919
20,000	3.50%, 06/15/2023	20,016
750,000	2.95%, 10/15/2027	699,574
60,000	4.25%, 04/15/2047	59,742
125,000	3.75%, 10/15/2047	114,790
10,000	4.25%, 06/15/2048	10,007
50,000	US Foods Inc(a) 5.88%, 06/15/2024	50,875
	Valeant Pharmaceuticals International Inc(a)
175,000	5.88%, 05/15/2023	164,391
50,000	7.00%, 03/15/2024	52,297
75,000	6.13%, 04/15/2025	69,094
50,000	9.25%, 04/01/2026	51,937
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	152,720
75,000	Vizient Inc(a) 10.38%, 03/01/2024	82,687
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	47,750
		29,701,990
Diversified — 0.19%
800,000	CK Hutchison International 17 II Ltd(a) 2.75%, 03/29/2023	764,878
75,000	Trident Merger Sub Inc(a) 6.63%, 11/01/2025	73,125
		838,003
Energy — 3.78%
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	481,627
60,000	6.60%, 03/15/2046	72,060
65,000	Andeavor 3.80%, 04/01/2028	61,366
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	115,449
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp 5.38%, 09/15/2024	75,562
50,000	Apergy Corp(a) 6.38%, 05/01/2026	50,813
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	55,000
50,000	Berry Petroleum Co LLC(a) 7.00%, 02/15/2026	51,125
500,000	BP Capital Markets PLC 2.75%, 05/10/2023	483,832
	Callon Petroleum Co
50,000	6.13%, 10/01/2024	50,625
25,000	6.38%, 07/01/2026(a)	25,063

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Canadian Natural Resources Ltd
$ 30,000	3.80%, 04/15/2024	$ 29,722
250,000	3.90%, 02/01/2025	246,364
145,000	3.85%, 06/01/2027	141,401
300,000	4.95%, 06/01/2047	309,390
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	53,000
100,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	104,000
50,000	Cheniere Energy Partners LP(a) 5.25%, 10/01/2025	48,773
75,000	Chesapeake Energy Corp(c) 8.00%, 06/15/2027	76,312
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	601,308
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	48,625
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	394,115
75,000	CrownRock LP / CrownRock Financial Inc(a) 5.63%, 10/15/2025	72,375
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	102,000
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	717,509
30,000	Enbridge Inc 3.70%, 07/15/2027	28,418
264,000	Encana Corp 3.90%, 11/15/2021	266,098
50,000	Endeavor Energy Resources LP / EER Finance Inc(a) 5.75%, 01/30/2028	48,750
75,000	Energy Transfer Equity LP 5.88%, 01/15/2024	76,875
	Energy Transfer Partners LP
60,000	4.20%, 09/15/2023	59,896
250,000	5.15%, 03/15/2045	222,322
210,000	6.00%, 06/15/2048	209,330
	Enterprise Products Operating LLC
500,000	3.90%, 02/15/2024	500,482
400,000	4.25%, 02/15/2048	371,860
100,000	Enviva Partners LP / Enviva Partners Finance Corp 8.50%, 11/01/2021	104,000
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(c) 8.00%, 11/29/2024	50,500
50,000	Gulfport Energy Corp 6.63%, 05/01/2023	50,375
105,000	Hess Corp 5.80%, 04/01/2047	108,606
Principal Amount		Fair Value
Energy — (continued)
$ 100,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	$ 101,000
150,000	Husky Energy Inc 6.15%, 06/15/2019	154,215
50,000	Jagged Peak Energy LLC(a) 5.88%, 05/01/2026	49,000
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	250,117
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	263,887
300,000	5.00%, 03/01/2043	278,763
	Kinder Morgan Inc
115,000	5.55%, 06/01/2045	116,108
400,000	5.20%, 03/01/2048	386,432
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	50,063
	Marathon Oil Corp
95,000	2.80%, 11/01/2022	91,061
300,000	3.85%, 06/01/2025	295,009
175,000	4.40%, 07/15/2027	175,555
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	285,209
	MPLX LP
145,000	4.13%, 03/01/2027	138,266
225,000	4.00%, 03/15/2028	214,005
15,000	5.20%, 03/01/2047	14,848
55,000	4.70%, 04/15/2048	51,036
200,000	4.90%, 04/15/2058	177,505
300,000	Nabors Industries Inc 5.10%, 09/15/2023	282,660
75,000	NuStar Logistics LP 5.63%, 04/28/2027	72,562
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	50,875
400,000	ONEOK Inc 4.55%, 07/15/2028	403,357
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 5.63%, 10/15/2027	49,625
50,000	PDC Energy Inc 6.13%, 09/15/2024	51,000
400,000	Petro-Canada 6.80%, 05/15/2038	509,499
	Petroleos Mexicanos
1,025,000	4.88%, 01/18/2024	1,011,849
45,000	6.75%, 09/21/2047	42,773
175,000	6.35%, 02/12/2048(a)	158,375
170,000	Phillips 66 3.90%, 03/15/2028	165,850
15,000	Phillips 66 Partners LP 3.75%, 03/01/2028	14,013
	Pioneer Natural Resources Co
50,000	3.95%, 07/15/2022	50,558
20,000	4.45%, 01/15/2026	20,559
50,000	Precision Drilling Corp(c) 7.75%, 12/15/2023	52,625
50,000	QEP Resources Inc 5.25%, 05/01/2023	48,875

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Range Resources Corp(c) 4.88%, 05/15/2025	$ 46,875
55,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	52,870
	SESI LLC
50,000	7.13%, 12/15/2021	50,875
50,000	7.75%, 09/15/2024	51,312
50,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	50,375
	Shell International Finance BV
800,000	4.13%, 05/11/2035	810,977
95,000	4.38%, 05/11/2045	97,299
175,000	4.00%, 05/10/2046	169,342
75,000	SM Energy Co(c) 6.75%, 09/15/2026	75,187
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	199,889
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	571,601
50,000	Southwestern Energy Co(c) 7.75%, 10/01/2027	51,750
50,000	SRC Energy Inc(a) 6.25%, 12/01/2025	49,938
125,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp(c) 5.50%, 08/15/2022	122,812
50,000	Sunoco LP / Sunoco Finance Corp(a) 5.50%, 02/15/2026	47,375
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	73,500
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 5.88%, 04/15/2026	50,375
230,000	TC PipeLines LP 3.90%, 05/25/2027	216,172
50,000	TerraForm Power Operating LLC(a)(f) 6.63%, 06/15/2025	53,250
100,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	94,122
50,000	TransCanada PipeLines Ltd 4.75%, 05/15/2038	49,948
25,000	Transcontinental Gas Pipe Line Co LLC(a) 4.00%, 03/15/2028	24,287
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	50,500
50,000	Ultra Resources Inc(a)(c) 7.13%, 04/15/2025	35,125
50,000	USA Compression Partners LP / USA Compression Finance Corp(a) 6.88%, 04/01/2026	51,750
Principal Amount		Fair Value
Energy — (continued)
$ 115,000	Valero Energy Corp 3.40%, 09/15/2026	$ 108,847
160,000	Valero Energy Partners LP 4.50%, 03/15/2028	157,243
	Weatherford International Ltd
25,000	8.25%, 06/15/2023	24,802
50,000	7.00%, 03/15/2038	39,875
50,000	Whiting Petroleum Corp(a)(c) 6.63%, 01/15/2026	51,562
	Williams Partners LP
125,000	4.30%, 03/04/2024	125,401
565,000	4.90%, 01/15/2045	539,341
50,000	WPX Energy Inc 5.25%, 09/15/2024	49,188
		16,885,827
Financial — 12.93%
20,000	ACE Capital Trust II 9.70%, 04/01/2030	28,000
75,000	Acrisure LLC / Acrisure Finance Inc(a) 7.00%, 11/15/2025	68,250
600,000	Aflac Inc 3.63%, 06/15/2023	601,971
85,000	AIG Global Funding(a) 2.70%, 12/15/2021	82,807
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	651,712
100,000	Ally Financial Inc(c) 5.75%, 11/20/2025	101,875
445,000	American Express Credit Corp 3.30%, 05/03/2027	428,651
	American International Group Inc
212,000	3.38%, 08/15/2020	212,395
85,000	4.13%, 02/15/2024	85,359
45,000	3.88%, 01/15/2035	39,957
675,000	4.50%, 07/16/2044	627,855
75,000	American Tower Corp 3.45%, 09/15/2021	74,683
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	50,750
350,000	Associated Banc-Corp 4.25%, 01/15/2025	351,705
405,000	Assurant Inc(b) 3.59%, 03/26/2021 3-mo. LIBOR + 1.25%	406,088
75,000	Assured Partners Inc(a) 7.00%, 08/15/2025	72,188
495,000	AvalonBay Communities Inc(c) 3.35%, 05/15/2027	474,508
200,000	Banco Santander SA 3.80%, 02/23/2028	182,604
	Bank of America Corp
350,000	2.25%, 04/21/2020	345,185
265,000	2.63%, 10/19/2020	261,689
530,000	2.50%, 10/21/2022	507,273
60,000	3.12%, 01/20/2023(b) 3-mo. LIBOR + 1.16%	58,972

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 170,000	3.37%, 01/23/2026(b) 3-mo. LIBOR + 0.81%	$ 163,530
1,200,000	4.18%, 11/25/2027	1,168,228
830,000	3.82%, 01/20/2028(b) 3-mo. LIBOR + 1.57%	809,328
475,000	3.71%, 04/24/2028(b) 3-mo. LIBOR + 1.51%	457,935
500,000	3.59%, 07/21/2028(b) 3-mo. LIBOR + 1.37%	477,186
150,000	6.11%, 01/29/2037	172,201
	Bank of New York Mellon Corp
630,000	2.66%, 05/16/2023(b) 3-mo. LIBOR + 0.63%	611,187
200,000	3.40%, 01/29/2028	194,472
110,000	3.00%, 10/30/2028	100,447
330,000	Bank of Nova Scotia 2.13%, 09/11/2019	327,421
200,000	Barclays Bank PLC 2.65%, 01/11/2021	195,684
290,000	BB&T Corp 2.75%, 04/01/2022	283,191
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	221,530
400,000	BNP Paribas SA(a) 3.38%, 01/09/2025	377,805
780,000	Boston Properties LP 3.20%, 01/15/2025	742,263
250,000	BPCE SA(a) 2.75%, 01/11/2023	238,806
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	496,644
350,000	Capital One NA 2.95%, 07/23/2021	343,730
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	281,248
	Citigroup Inc
150,000	2.05%, 06/07/2019	148,820
75,000	2.70%, 10/27/2022	72,002
2,375,000	3.14%, 01/24/2023(b) 3-mo. LIBOR + 0.72%	2,326,160
615,000	2.88%, 07/24/2023(b) 3-mo. LIBOR + 0.95%	592,862
30,000	3.42%, 05/17/2024(b) 3-mo. LIBOR + 1.10%	30,150
850,000	3.89%, 01/10/2028(b) 3-mo. LIBOR + 1.56%	823,314
320,000	4.13%, 07/25/2028	306,240
65,000	3.52%, 10/27/2028(b) 3-mo. LIBOR + 1.15%	61,046
105,000	4.08%, 04/23/2029(b) 3-mo. LIBOR + 1.19%	103,016
9,000	4.65%, 07/30/2045	8,949
400,000	Citizens Bank NA 2.25%, 10/30/2020	389,906
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	456,899
	CNA Financial Corp
500,000	5.88%, 08/15/2020	525,602
120,000	3.45%, 08/15/2027	111,131
515,000	Comerica Inc 3.80%, 07/22/2026	501,846
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	Compass Bank 3.88%, 04/10/2025	$ 385,662
250,000	Credit Agricole SA(a) 4.00%, 01/10/2033	228,114
250,000	Credit Suisse Group Funding Guernsey Ltd 3.13%, 12/10/2020	247,982
400,000	Crown Castle International Corp 3.80%, 02/15/2028	374,118
400,000	Discover Bank 3.45%, 07/27/2026	371,024
250,000	Discover Financial Services 3.85%, 11/21/2022	248,852
	Fifth Third Bancorp
220,000	2.88%, 07/27/2020	218,722
400,000	3.95%, 03/14/2028	394,405
200,000	FMR LLC(a) 7.57%, 06/15/2029	261,499
1,100,000	GE Capital International Funding Co 4.42%, 11/15/2035	1,064,999
	Goldman Sachs Group Inc
195,000	2.60%, 04/23/2020	193,153
121,000	2.75%, 09/15/2020	119,484
115,000	2.35%, 11/15/2021	110,585
1,205,000	2.88%, 10/31/2022(b) 3-mo. LIBOR + 0.82%	1,176,381
90,000	2.91%, 07/24/2023(b) 3-mo. LIBOR + 0.99%	86,660
340,000	3.27%, 09/29/2025(b) 3-mo. LIBOR + 1.20%	323,004
650,000	3.85%, 01/26/2027	624,491
20,000	3.69%, 06/05/2028(b) 3-mo. LIBOR + 1.51%	18,953
1,000,000	3.81%, 04/23/2029(b) 3-mo. LIBOR + 1.15%	949,996
110,000	4.22%, 05/01/2029(b) 3-mo. LIBOR + 1.30%	108,325
165,000	6.75%, 10/01/2037	196,002
60,000	4.02%, 10/31/2038(b) 3-mo. LIBOR + 1.37%	54,632
225,000	4.75%, 10/21/2045	222,554
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	292,633
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	565,074
	HSBC Holdings PLC
565,000	3.40%, 03/08/2021	564,757
290,000	5.10%, 04/05/2021	303,116
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,370,405
150,000	HUB International Ltd(a) 7.00%, 05/01/2026	148,125
200,000	Intesa Sanpaolo SpA(a) 3.88%, 01/12/2028	171,377
180,000	Invesco Finance PLC 3.75%, 01/15/2026	176,889

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	JPMorgan Chase & Co
$ 550,000	4.50%, 01/24/2022	$ 568,783
2,195,000	3.38%, 05/01/2023	2,143,137
290,000	3.59%, 10/24/2023(b) 3-mo. LIBOR + 1.23%	295,227
800,000	3.22%, 03/01/2025(b) 3-mo. LIBOR + 1.15%	771,478
395,000	2.95%, 10/01/2026	366,781
60,000	4.25%, 10/01/2027	59,539
400,000	3.54%, 05/01/2028(b) 3-mo. LIBOR + 1.38%	382,813
645,000	3.51%, 01/23/2029(b) 3-mo. LIBOR + 0.94%	611,660
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	88,608
110,000	2.80%, 10/01/2026	97,629
480,000	3.80%, 04/01/2027(c)	456,409
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	243,525
850,000	4.95%, 05/01/2022	883,017
390,000	Liberty Property LP 3.75%, 04/01/2025	381,465
	Lincoln National Corp
225,000	4.20%, 03/15/2022	230,519
400,000	3.63%, 12/12/2026	379,380
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	386,947
190,000	Marsh & McLennan Cos Inc 4.05%, 10/15/2023	192,286
	Massachusetts Mutual Life Insurance Co(a)
20,000	8.88%, 06/01/2039	31,288
350,000	4.50%, 04/15/2065	327,530
350,000	MetLife Inc 4.05%, 03/01/2045	324,803
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	50,625
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	492,909
	Morgan Stanley
480,000	2.50%, 01/24/2019	479,246
405,000	2.63%, 11/17/2021	393,141
35,000	2.75%, 05/19/2022	33,897
1,000,000	4.10%, 05/22/2023	1,003,480
750,000	5.00%, 11/24/2025	777,230
300,000	3.63%, 01/20/2027	288,622
135,000	3.95%, 04/23/2027	128,647
220,000	3.59%, 07/22/2028(b) 3-mo. LIBOR + 1.34%	209,019
600,000	3.77%, 01/24/2029(b) 3-mo. LIBOR + 1.14%	578,186
165,000	3.97%, 07/22/2038(b) 3-mo. LIBOR + 1.45%	152,782
370,000	National Rural Utilities Cooperative Finance Corp(b) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	380,033
Principal Amount		Fair Value
Financial — (continued)
	Navient Corp
$ 50,000	5.50%, 01/25/2023	$ 49,125
125,000	5.88%, 10/25/2024(c)	120,781
25,000	6.75%, 06/15/2026	24,430
75,000	NFP Corp(a) 6.88%, 07/15/2025	73,500
510,000	Pacific Life Insurance Co(a)(b) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	463,049
	Physicians Realty LP
260,000	4.30%, 03/15/2027	251,020
500,000	3.95%, 01/15/2028	466,453
500,000	PNC Bank NA 3.25%, 01/22/2028	477,748
235,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	231,286
125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	122,348
325,000	RBC USA Holdco Corp 5.25%, 09/15/2020	339,263
290,000	Regency Centers LP 4.13%, 03/15/2028	286,558
540,000	Regions Financial Corp 3.20%, 02/08/2021	537,508
310,000	Royal Bank of Canada 2.15%, 10/26/2020	302,857
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	236,406
550,000	State Street Corp 3.30%, 12/16/2024	539,407
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	240,361
300,000	4.25%, 07/18/2024	298,780
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	306,184
200,000	3.30%, 05/15/2026	188,657
590,000	Tanger Properties LP 3.13%, 09/01/2026	532,198
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	333,843
125,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	120,000
200,000	UBS AG (a) 2.45%, 12/01/2020	195,503
	UDR Inc
500,000	4.63%, 01/10/2022	514,294
200,000	3.50%, 01/15/2028	188,504
75,000	USIS Merger Sub Inc(a) 6.88%, 05/01/2025	74,625
	Visa Inc
75,000	2.80%, 12/14/2022	73,557
250,000	3.15%, 12/14/2025	241,808
145,000	4.30%, 12/14/2045	150,905
	Wells Fargo & Co
75,000	2.63%, 07/22/2022	72,245
355,000	3.07%, 01/24/2023	345,103
75,000	3.00%, 04/22/2026	69,714

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 750,000	4.30%, 07/22/2027	$ 738,840
955,000	3.58%, 05/22/2028(b) 3-mo. LIBOR + 1.31%	914,664
340,000	4.90%, 11/17/2045	336,713
135,000	4.40%, 06/14/2046	123,480
165,000	4.75%, 12/07/2046	159,541
335,000	Wells Fargo Bank NA 2.60%, 01/15/2021	329,691
510,000	Welltower Inc 4.00%, 06/01/2025	500,024
85,000	Willis North America Inc 3.60%, 05/15/2024	82,111
500,000	WP Carey Inc 4.60%, 04/01/2024	505,034
		57,755,988
Industrial — 3.24%
700,000	Airbus SE(a) 3.15%, 04/10/2027	669,054
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	165,480
310,000	3.55%, 10/01/2027	286,502
200,000	ARD Finance SA(g) 7.13%, 09/15/2023 PIK rate, 7.88%	200,500
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	464,430
125,000	Berry Global Inc 5.50%, 05/15/2022	126,112
400,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	473,633
150,000	BWAY Holding Co(a) 7.25%, 04/15/2025	146,250
195,000	Caterpillar Financial Services Corp(c) 1.85%, 09/04/2020	189,893
240,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	223,730
50,000	Core & Main LP(a) 6.13%, 08/15/2025	47,375
50,000	Crown Americas LLC / Crown Americas Capital Corp VI(a) 4.75%, 02/01/2026	47,500
235,000	CSX Corp 3.25%, 06/01/2027	220,747
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	633,556
25,000	Energizer Gamma Acquisition Inc(a) 6.38%, 07/15/2026	25,422
	FedEx Corp
120,000	4.55%, 04/01/2046	116,349
200,000	4.05%, 02/15/2048	179,303
	Flex Acquisition Co Inc(a)
150,000	6.88%, 01/15/2025	144,375
25,000	7.88%, 07/15/2026	24,903
75,000	Fortive Corp 2.35%, 06/15/2021	72,682
Principal Amount		Fair Value
Industrial — (continued)
$ 83,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	$ 84,037
180,000	General Dynamics Corp 2.88%, 05/11/2020	180,134
170,000	Hexcel Corp 3.95%, 02/15/2027	165,550
50,000	Hillman Group Inc(a) 6.38%, 07/15/2022	47,875
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	300,736
550,000	Ingram Micro Inc 5.45%, 12/15/2024	544,251
105,000	John Deere Capital Corp 3.45%, 06/07/2023	105,168
	Kansas City Southern
500,000	3.00%, 05/15/2023	481,502
240,000	4.70%, 05/01/2048	232,323
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	404,653
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	440,952
227,000	4.09%, 09/15/2052	214,796
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	51,110
200,000	Mexico City Airport Trust(a) 3.88%, 04/30/2028	181,560
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	355,620
	Multi-Color Corp(a)
75,000	6.13%, 12/01/2022	76,687
50,000	4.88%, 11/01/2025	46,563
555,000	Northrop Grumman Corp 3.25%, 01/15/2028	522,170
	Owens-Brockway Glass Container Inc(a)
50,000	5.88%, 08/15/2023	50,563
50,000	5.38%, 01/15/2025	48,750
460,000	Packaging Corp of America 3.65%, 09/15/2024	451,711
175,000	Park Aerospace Holdings Ltd(a) 5.50%, 02/15/2024	172,776
430,000	Parker Hannifin Corp 4.10%, 03/01/2047	422,929
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	372,866
50,000	Pisces Midco Inc(a) 8.00%, 04/15/2026	48,090
48,455	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	48,637
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	127,794
210,000	3.80%, 12/15/2026	203,587
400,000	Ryder System Inc 3.40%, 03/01/2023	394,890

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 80,000	SBA Tower Trust(a) 3.45%, 03/15/2023	$ 79,448
400,000	Siemens Financieringsmaatschappij NV(a) 3.40%, 03/16/2027	387,532
	Standard Industries Inc(a)
50,000	6.00%, 10/15/2025	50,125
50,000	5.00%, 02/15/2027	46,625
75,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	76,500
250,000	Textron Financial Corp(a)(b) 4.06%, 02/15/2042 3-mo. LIBOR + 1.74%	227,500
155,000	Textron Inc 3.88%, 03/01/2025	153,116
50,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	46,625
	TransDigm Inc
50,000	5.50%, 10/15/2020(c)	50,000
75,000	6.50%, 07/15/2024	76,313
75,000	6.38%, 06/15/2026	74,438
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	48,750
200,000	Union Pacific Corp 4.38%, 09/10/2038	202,113
	United Technologies Corp
5,000	2.80%, 05/04/2024	4,737
195,000	3.13%, 05/04/2027	181,233
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	54,230
400,000	5.25%, 10/01/2054	370,360
335,000	Wabtec Corp 3.45%, 11/15/2026	309,439
	WESCO Distribution Inc
25,000	5.38%, 12/15/2021	25,469
50,000	5.38%, 06/15/2024	49,125
290,000	WestRock Co(a) 4.00%, 03/15/2028	285,718
	Worthington Industries Inc
250,000	4.55%, 04/15/2026	251,703
145,000	4.30%, 08/01/2032	136,710
50,000	Wrangler Buyer Corp(a) 6.00%, 10/01/2025	47,250
		14,471,135
Technology — 1.43%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	417,991
	Apple Inc
800,000	3.25%, 02/23/2026	780,614
225,000	3.35%, 02/09/2027	219,630
515,000	3.85%, 08/04/2046	485,328
15,000	Applied Materials Inc 4.35%, 04/01/2047	14,980
100,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	102,250
Principal Amount		Fair Value
Technology — (continued)
	Broadcom Corp / Broadcom Cayman Finance Ltd
$ 180,000	2.38%, 01/15/2020	$ 177,657
50,000	3.00%, 01/15/2022	48,621
310,000	3.63%, 01/15/2024	299,968
50,000	3.13%, 01/15/2025	46,375
25,000	CDK Global Inc 5.88%, 06/15/2026	25,531
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	202,838
75,000	7.13%, 06/15/2024	79,457
240,000	6.02%, 06/15/2026	252,305
70,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	70,161
200,000	First Data Corp(a) 5.75%, 01/15/2024	199,870
105,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	103,658
75,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(g) 7.13%, 05/01/2021 PIK rate, 7.88%	75,188
125,000	Infor US Inc 6.50%, 05/15/2022	125,469
50,000	Informatica LLC(a) 7.13%, 07/15/2023	50,511
	Intel Corp
240,000	2.35%, 05/11/2022(c)	233,270
30,000	4.10%, 05/19/2046	30,121
135,000	Microchip Technology Inc(a) 4.33%, 06/01/2023	135,184
	Microsoft Corp
185,000	2.65%, 11/03/2022	181,890
85,000	3.30%, 02/06/2027	83,889
135,000	4.25%, 02/06/2047	143,079
590,000	3.95%, 08/08/2056	581,827
	Nuance Communications Inc
50,000	6.00%, 07/01/2024	50,438
50,000	5.63%, 12/15/2026	48,876
	Oracle Corp
160,000	3.80%, 11/15/2037	151,240
35,000	4.00%, 07/15/2046	32,997
450,000	QUALCOMM Inc 2.10%, 05/20/2020	449,615
75,000	Rackspace Hosting Inc(a)(c) 8.63%, 11/15/2024	75,375
50,000	Riverbed Technology Inc(a)(c) 8.88%, 03/01/2023	47,400
100,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	102,970
	salesforce.com Inc
90,000	3.25%, 04/11/2023	89,498
60,000	3.70%, 04/11/2028	59,547
50,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	55,532

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 50,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	$ 52,494
		6,383,644
Utilities — 3.35%
125,000	Alabama Power Co 2.45%, 03/30/2022	121,519
190,000	Ameren Corp 3.65%, 02/15/2026	184,009
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.50%, 05/20/2025	48,437
50,000	5.88%, 08/20/2026	48,750
450,000	Appalachian Power Co 3.40%, 06/01/2025	442,883
820,000	Atmos Energy Corp 4.13%, 10/15/2044	826,920
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	80,806
550,000	5.95%, 05/15/2037	673,064
	Calpine Corp
50,000	5.75%, 01/15/2025(c)	45,719
50,000	5.25%, 06/01/2026(a)	47,125
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	143,888
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	307,777
	Dominion Energy Inc
320,000	2.85%, 08/15/2026	289,768
60,000	4.25%, 06/01/2028	59,994
75,000	DTE Energy Co 1.50%, 10/01/2019	73,464
	Duke Energy Corp
130,000	3.75%, 04/15/2024	129,495
550,000	3.75%, 09/01/2046	486,861
70,000	Duke Energy Florida LLC(c) 3.40%, 10/01/2046	61,334
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	105,745
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	335,119
	Electricite de France SA(a)
500,000	5.63%, Perpetual(h)	490,000
925,000	5.60%, 01/27/2040	1,017,717
	Emera US Finance LP
250,000	3.55%, 06/15/2026	235,310
400,000	4.75%, 06/15/2046	393,576
	Enel Finance International NV(a)
300,000	6.00%, 10/07/2039	333,190
200,000	4.75%, 05/25/2047	188,960
350,000	Eversource Energy 2.90%, 10/01/2024	332,069
	Exelon Corp
110,000	2.45%, 04/15/2021	106,895
300,000	4.45%, 04/15/2046	291,226
Principal Amount		Fair Value
Utilities — (continued)
$ 40,000	FirstEnergy Corp 4.25%, 03/15/2023	$ 40,629
	Fortis Inc
85,000	2.10%, 10/04/2021	81,103
610,000	3.06%, 10/04/2026	555,574
	Georgia Power Co
195,000	2.00%, 09/08/2020	190,476
145,000	2.40%, 04/01/2021	141,493
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	92,382
515,000	Gulf Power Co 4.55%, 10/01/2044	540,844
	Kansas City Power & Light Co
170,000	3.65%, 08/15/2025	167,865
210,000	4.20%, 03/15/2048	206,243
675,000	National Fuel Gas Co 3.75%, 03/01/2023	665,039
500,000	NextEra Energy Capital Holdings Inc 3.55%, 05/01/2027	480,432
	NiSource Inc
135,000	4.38%, 05/15/2047	131,006
300,000	3.95%, 03/30/2048	277,185
	NRG Energy Inc
75,000	6.25%, 05/01/2024	76,875
50,000	6.63%, 01/15/2027	51,375
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	38,365
	Pacific Gas & Electric Co
35,000	2.95%, 03/01/2026	31,220
200,000	3.30%, 12/01/2027(c)	179,518
210,000	6.05%, 03/01/2034	226,773
70,000	4.75%, 02/15/2044	66,353
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	101,074
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	506,686
	Sempra Energy
85,000	2.40%, 02/01/2020	83,970
300,000	3.55%, 06/15/2024(c)	293,687
500,000	3.40%, 02/01/2028	468,897
80,000	Sierra Pacific Power Co 2.60%, 05/01/2026	73,878
55,000	South Carolina Electric & Gas Co 5.10%, 06/01/2065	55,379
	Southern California Edison Co
200,000	2.90%, 03/01/2021(c)	198,702
10,000	4.13%, 03/01/2048	9,453
	Southern Co
90,000	2.95%, 07/01/2023	86,784
200,000	3.25%, 07/01/2026	187,669
55,000	4.40%, 07/01/2046	53,651
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,099
250,000	TECO Finance Inc 5.15%, 03/15/2020	256,828

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 450,000	WEC Energy Group Inc 3.55%, 06/15/2025	$ 441,758
		14,974,885
TOTAL CORPORATE BONDS AND NOTES — 39.16% (Cost $178,845,674)		$174,943,671
FOREIGN GOVERNMENT BONDS AND NOTES
285,000	Abu Dhabi Government International Bond(a) 3.13%, 10/11/2027	265,221
200,000	Colombia Government International Bond 4.38%, 07/12/2021	204,100
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	517,245
75,000	Hungary Government International Bond 6.25%, 01/29/2020	78,438
200,000	Japan Bank for International Cooperation 2.13%, 07/21/2020	196,591
200,000	Qatar Government International Bond(a) 5.10%, 04/23/2048	199,392
255,000	Saudi Government International Bond(a) 4.00%, 04/17/2025	253,740
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.38% (Cost $1,714,426)		$ 1,714,727
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.53%
	Angel Oak Mortgage Trust I LLC(a)
	Series 2017-2 Class A1
68,731	2.48%, 07/25/2047(b) 1-yr. LIBOR + 3.84%	68,081
	Series 2018-1 Class A1
193,424	3.26%, 04/27/2048	193,380
59,218	Angel Oak Mortgage Trust LLC(a)(b) Series 2017-3 Class A1 2.71%, 11/25/2047 1-yr. LIBOR + 3.77%	58,823
278,170	Arroyo Mortgage Trust(a) Series 2018-1 Class A1 3.76%, 04/25/2048	281,049
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	343,138
	Series 2017-BNK9 Class A4
279,000	3.54%, 11/15/2054	274,995
	Series 2018-BN10 Class A5
190,000	3.69%, 02/15/2061	188,893
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-BN12 Class A4
$ 950,000	4.26%, 05/15/2061	$ 986,524
	BBCMS Mortgage Trust
	Series 2017-DELC Class A
228,000	2.92%, 08/15/2036(a)(b) 1-mo. LIBOR + 0.85%	227,998
	Series 2017-C1 Class A4
235,000	3.67%, 02/15/2050	232,686
475,000	Benchmark Mortgage Trust Series 2018-B1 Class A5 3.67%, 01/15/2051	473,338
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	250,569
194,248	CIM Trust(a) Series 2017-7 Class A 3.00%, 04/25/2057	192,127
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046	2,458,835
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	406,867
99,385	Citigroup Mortgage Loan Trust Inc(a) Series 2018-RP1 Class A1 3.00%, 09/25/2064	97,756
	COLT Mortgage Loan Trust(a)
	Series 2017-1 Class A1
49,493	2.61%, 05/27/2047	49,312
	Series 2017-2 Class A1A
137,125	2.42%, 10/25/2047	136,145
	Series 2018-1 Class A1
80,490	2.93%, 02/25/2048	80,119
	Series 2018-2 Class A1
280,000	3.47%, 07/27/2048	280,008
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	250,863
64,289	CSMC Trust(a) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	62,781
	Deephaven Residential Mortgage Trust(a)
	Series 2017-2A Class A1
57,893	2.45%, 06/25/2047(b)(i)	57,058
	Series 2017-3A Class A1
69,568	2.58%, 10/25/2047(b)(j)	69,138
	Series 2018-2A Class A1
242,409	3.48%, 04/25/2058	243,669
82,274	Galton Funding Mortgage Trust(a) Series 2018-1 Class A43 3.50%, 11/25/2057	82,198
	GS Mortgage Securities Trust
	Series 2014-GC24 Class B
675,000	4.64%, 09/10/2047	689,305
	Series 2017-GS5 Class A4

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 220,000	3.67%, 03/10/2050	$ 219,207
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	252,660
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	260,275
	Series 2016-C4 Class A3
130,000	3.14%, 12/15/2049	124,615
89,632	MetLife Securitization Trust(a) Series 2017-1A Class A 3.00%, 04/25/2055	88,068
78,637	MFA Trust(a) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	77,133
295,880	New Residential Mortgage LLC(a) Series 2018-FNT1 Class A 3.61%, 05/25/2023	295,790
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
89,270	3.75%, 05/28/2052	89,563
	Series 2017-2A Class A3
210,935	4.00%, 03/25/2057	213,861
	Series 2017-3A Class A1
122,662	4.00%, 04/25/2057	123,843
	Series 2017-4A Class A1
146,852	4.00%, 05/25/2057	148,579
	Series 2017-5A Class A1
177,073	3.59%, 06/25/2057(b) 1-mo. LIBOR + 1.50%	181,815
	Series 2017-6A Class A1
201,885	4.00%, 08/27/2057	203,695
	Series 2018-1A Class A1A
230,650	4.00%, 12/25/2057	232,116
	Series 2018-2A Class A1
250,044	4.50%, 02/25/2058	256,343
265,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	251,524
253,060	SG Residential Mortgage Trust(a) Series 2018-1 Class A1 3.43%, 04/27/2048	253,060
2,425,000	UBS-Barclays Commercial Mortgage Trust(a) Series 2013-C6 Class B 3.88%, 04/10/2046	2,419,746
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	143,113
	Series 2016-LC24 Class A4
275,000	2.94%, 10/15/2049	260,589
	Series 2016-NXS6 Class A4
463,000	2.92%, 11/15/2049	435,741
	Series 2017-RB1 Class A5
Principal Amount		Fair Value
Non-Agency — (continued)
$ 479,771	3.64%, 03/15/2050	$ 476,365
		15,743,356
U.S. Government Agency — 27.27%
	Federal Home Loan Mortgage Corp
3,600,000	3.00%, TBA	3,492,747
3,800,000	3.50%, TBA	3,778,815
2,800,000	4.00%, TBA	2,852,940
1,600,000	4.50%, TBA	1,664,024
9,633	4.00%, 12/01/2020	9,882
3,281	4.50%, 04/01/2021	3,311
7,685	6.00%, 05/01/2021	7,757
7,974	4.50%, 07/01/2021	8,032
6,980	5.00%, 03/01/2022	7,139
836,644	3.00%, 09/01/2027	836,777
11,457	6.00%, 11/01/2033	12,598
9,650	6.00%, 04/01/2035	10,544
31,576	4.50%, 05/01/2035	33,007
141,785	5.50%, 08/01/2035	153,466
52,327	4.50%, 11/01/2035	54,551
5,131	6.50%, 02/01/2036	5,714
19,209	4.50%, 03/01/2036	20,074
19,409	6.00%, 03/01/2036	21,401
15,598	5.50%, 06/01/2036	16,657
43,462	5.50%, 08/01/2036	46,712
4,937	6.00%, 08/01/2037	5,394
29,993	7.00%, 08/01/2037	32,414
109,016	5.00%, 04/01/2038	116,279
280,355	5.50%, 05/01/2038	302,863
189,090	4.50%, 03/01/2039	198,301
237,046	4.50%, 05/01/2039	248,611
190,106	4.00%, 09/01/2040	195,363
470,684	5.00%, 09/01/2040	502,375
55,452	4.00%, 09/01/2043	56,661
1,795,433	4.00%, 03/01/2044	1,837,179
615,015	4.50%, 04/01/2044	640,931
4,043,249	3.50%, 12/01/2044	4,039,240
1,207,242	4.50%, 12/01/2044	1,258,088
844,619	3.00%, 02/01/2047	818,323
1,796,534	3.00%, 03/01/2047	1,739,748
946,976	3.50%, 09/01/2047	942,429
3,462,889	4.00%, 10/01/2047	3,531,646
1,277,129	4.00%, 11/01/2047	1,304,118
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)
	Series 2017-K729 Class B
25,000	3.80%, 11/25/2049	24,408
	Series 2017-K71 Class B
55,000	3.88%, 11/25/2050	52,565
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	187,384

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 55,888	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 3883 Class PB 3.00%, 05/15/2041	$ 55,400
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M3
110,000	6.59%, 02/25/2024 1-mo. LIBOR + 4.50%	126,854
	Series 2014-DN2 Class M2
206,788	3.74%, 04/25/2024 1-mo. LIBOR + 1.65%	209,650
	Series 2014-DN2 Class M3
165,000	5.69%, 04/25/2024 1-mo. LIBOR + 3.60%	183,033
	Federal National Mortgage Association
13,500,000	3.50%, TBA	13,432,404
260,000	3.00%, 07/01/2027	250,637
365,111	2.88%, 11/01/2027	348,275
1,000,000	3.10%, 02/01/2028	970,599
1,127,568	3.50%, 01/01/2031	1,130,873
310,036	3.01%, 07/01/2032	294,786
384,229	3.04%, 07/01/2032	363,839
160,000	3.09%, 07/01/2032	151,308
385,000	3.10%, 07/01/2032	364,144
2,660,837	3.00%, 10/01/2032	2,645,842
1,791,895	3.50%, 05/01/2033	1,815,788
226,852	3.19%, 07/01/2033	214,147
15,565	4.50%, 08/01/2035	16,296
34,034	6.00%, 02/01/2036	37,477
94,627	5.50%, 03/01/2036	102,392
75,701	6.50%, 06/01/2036	83,437
74,441	6.00%, 02/01/2037	81,353
84,759	6.00%, 03/01/2037	93,039
447	6.50%, 04/01/2037	493
62,834	6.00%, 08/01/2037	69,047
33,015	6.50%, 08/01/2037	36,891
1,128,580	4.00%, 02/01/2041	1,159,663
7,106,716	4.50%, 02/01/2041	7,476,721
614,888	4.00%, 10/01/2041	631,437
1,007,218	4.00%, 01/01/2045	1,028,950
782,116	3.50%, 08/01/2045	780,544
705,593	4.00%, 07/01/2046	720,274
5,049,291	4.00%, 10/01/2046	5,151,355
1,710,321	3.50%, 01/01/2047	1,706,618
706,500	4.50%, 02/01/2047	736,338
7,022,351	4.00%, 06/01/2047	7,167,062
2,391,581	3.50%, 08/01/2047	2,385,105
2,763,872	4.00%, 09/01/2047	2,826,051
5,710,437	3.50%, 12/01/2047	5,684,685
1,619,381	4.00%, 12/01/2047	1,655,796
4,270,414	4.50%, 04/01/2048	4,449,578
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 430,000	4.69%, 05/25/2024 1-mo. LIBOR + 2.60%	$ 456,235
	Series 2014-C03 Class 1M2
474,072	5.09%, 07/25/2024 1-mo. LIBOR + 3.00%	508,097
	Series 2018-C04 Class 2M1
240,000	2.85%, 12/25/2030 1-mo. LIBOR + 0.75%	240,018
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-21 Class PQ
74,115	2.00%, 09/25/2041	69,914
	Series 2012-18 Class GA
144,194	2.00%, 12/25/2041	136,567
	Series 2012-75 Class KC
152,539	2.50%, 12/25/2041	147,312
	Series 2012-52 Class PA
85,275	3.50%, 05/25/2042	86,203
	Series 2015-48 Class QB
131,026	3.00%, 02/25/2043	129,206
	Series 2018-38 Class PC
202,323	3.50%, 03/25/2045	204,029
	Series 2016-11 Class GA
128,254	2.50%, 03/25/2046	123,283
240,590	3.00%, 09/25/2047	236,891
	Series 2018-23 Class LA
111,406	3.50%, 04/25/2048	112,251
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,467,041
4,200,000	3.50%, TBA	4,214,766
3,800,000	4.00%, TBA	3,893,738
2,400,000	4.50%, TBA	2,494,547
581,260	4.00%, 02/20/2045	600,196
322,886	4.50%, 01/20/2046	339,824
2,737,620	4.00%, 09/20/2047	2,807,655
2,847,322	4.00%, 12/20/2047	2,920,164
2,875,494	4.00%, 03/20/2048	2,949,057
		121,845,643
TOTAL MORTGAGE-BACKED SECURITIES — 30.80% (Cost $139,342,772)		$137,588,999
MUNICIPAL BONDS AND NOTES
	Regents of the University of California Medical Center Pooled Revenue
60,000	6.55%,05/15/2048	80,686
35,000	6.58%,05/15/2049	46,919

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 160,000	State of California 7.55%, 04/01/2039	$ 235,942
TOTAL MUNICIPAL BONDS AND NOTES — 0.08% (Cost $359,015)		$ 363,547
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
10,416,000	0.38%, 07/15/2027	10,375,954
3,200,000	0.50%, 01/15/2028(c)	3,178,965
1,000,000	0.75%, 02/15/2045	1,031,518
	United States Treasury Note/Bond
300,000	2.63%, 05/15/2021(c)	299,988
4,942,000	8.13%, 08/15/2021(k)(l)	5,750,287
1,100,000	1.88%, 03/31/2022	1,068,246
300,000	1.75%, 04/30/2022	289,699
14,168,000	1.88%, 04/30/2022	13,746,834
205,000	1.88%, 08/31/2022	198,265
1,850,000	2.00%, 02/15/2023	1,791,898
165,000	2.75%, 04/30/2023	165,110
1,400,000	1.75%, 05/15/2023	1,337,055
1,185,000	2.25%, 01/31/2024	1,152,737
885,000	2.00%, 04/30/2024	847,595
1,500,000	2.00%, 06/30/2024	1,434,258
2,705,000	2.38%, 08/15/2024(l)	2,640,228
1,000,000	2.13%, 09/30/2024	961,172
2,500,000	2.13%, 11/30/2024	2,400,098
1,000,000	2.50%, 01/31/2025	981,523
12,892,000	2.00%, 02/15/2025	12,257,975
1,540,000	2.63%, 03/31/2025	1,522,134
1,885,000	2.88%, 04/30/2025(c)	1,891,995
280,000	2.13%, 05/15/2025	267,892
1,740,000	2.00%, 08/15/2025	1,647,902
2,590,000	2.75%, 02/15/2028	2,566,832
1,350,000	2.88%, 05/15/2028	1,352,109
1,515,000	4.63%, 02/15/2040	1,920,499
1,800,000	4.75%, 02/15/2041	2,330,297
720,000	3.75%, 11/15/2043	817,481
420,000	3.63%, 02/15/2044	468,038
3,900,000	3.00%, 11/15/2044	3,910,207
5,800,000	2.50%, 02/15/2045	5,282,758
2,445,000	2.88%, 08/15/2045	2,393,808
4,420,000	3.00%, 11/15/2045	4,431,223
260,000	2.50%, 05/15/2046	236,021
1,820,000	2.25%, 08/15/2046	1,565,769
2,296,000	2.88%, 11/15/2046	2,245,865
1,500,000	3.00%, 02/15/2047	1,503,926
2,155,000	2.75%, 08/15/2047	2,054,237
2,200,000	2.75%, 11/15/2047	2,096,961
690,000	3.00%, 02/15/2048(c)	691,617
TOTAL U.S. TREASURY BONDS AND NOTES — 23.08% (Cost $104,693,548)		$103,106,976
Shares		Fair Value
INVESTMENT COMPANIES
1,424,630	Federated Emerging Markets Core Fund(m)(n)	$ 13,434,260
1,458,871	Federated Project Trade and Finance Fund(m)(n)	13,217,367
TOTAL INVESMENT COMPANIES — 5.97% (Cost $27,765,357)		$ 26,651,627
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 1.23%
	BPCE SA
$1,000,000	1.95%, 07/09/2018	999,467
1,000,000	2.20%, 09/04/2018	995,972
700,000	CAFCO LLC 2.07%, 07/13/2018	699,443
750,000	CRC Funding LLC 2.40%, 11/05/2018	743,698
1,000,000	KFW International Finance Inc 1.90%, 08/03/2018	998,182
700,000	Ontario Teachers' Finance Trust 2.02%, 07/24/2018	699,018
385,000	Skandinaviska Enskilda Banken AB 1.93%, 07/18/2018	384,614
		5,520,394
U.S. Government Agency Bonds and Notes — 2.81%
	Federal Home Loan Bank
8,300,000	1.57%, 07/02/2018	8,299,286
3,000,000	1.89%, 07/20/2018	2,996,903
1,250,000	1.96%, 09/26/2018	1,244,108
		12,540,297
Repurchase Agreements — 2.21%
488,683	Repurchase agreement (principal amount/value $489,052 with a maturity value of $489,138) with JP Morgan Securities, 2.10%, dated 6/29/18 to be repurchased at $488,683 on 7/2/18 collateralized by U.S. Treasury securities, 1.25% - 2.63%, 1/31/20 - 11/30/21, with a value of $498,837.(o)	488,683

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,342,883	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $2,342,883 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(o)	$ 2,342,883
2,342,883	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $2,342,883 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(o)	2,342,883
2,342,883	Undivided interest of 26.81% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $2,342,883 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(o)	2,342,883
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,342,883	Undivided interest of 6.80% in a repurchase agreement (principal amount/value $34,468,235 with a maturity value of $34,474,324) with Citigroup Global Markets Inc, 2.12%, dated 6/29/18 to be repurchased at $2,342,883 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/5/18 - 8/20/67, with a value of $35,157,600.(o)	$ 2,342,883
		9,860,215
SHORT TERM INVESTMENTS — 6.25% (Cost $27,920,906)		$ 27,920,906
TOTAL INVESTMENTS — 111.56% (Cost $506,859,918)		$498,401,085
OTHER ASSETS & LIABILITIES, NET — (11.56)%		$ (51,636,562)
TOTAL NET ASSETS — 100.00%		$446,764,523

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $69,280,913 and $68,365,898, respectively, representing 15.30% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(c)	All or a portion of the security is on loan at June 29, 2018.
(d)	Security in bankruptcy at June 29, 2018.
(e)	Security in default; some interest payments received during the last 12 months. At June 29, 2018, the aggregate cost and fair value of such securities was $73,852 and $56,625.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2018. Maturity date disclosed represents final maturity date.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1-yr. LIBOR + 3.79 and 6-mo. LIBOR + 4.36).
(j)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1-yr. LIBOR + 3.77% and 6-mo. LIBOR + 4.41%).
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Issuer is considered an affiliate of the Fund.
(n)	Restricted security; further details of these securities are included in a subsequent table.
(o)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At June 29, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	05/08/2017-06/01/2018	$14,380,746	$13,434,260	3.01%
Federated Project Trade and Finance Fund	05/22/2017-06/01/2018	13,384,611	13,217,367	2.96
		$27,765,357	$26,651,627	5.97%
(a)See Notes to Financial Statements regarding Restricted Securities.
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Euro Bond Long Futures	37	8,994,700	March 2019	$ (1,050)
Euro Bond Short Futures	37	8,974,350	March 2020	7,112
U.S. 10 Year Treasury Note Short Futures	229	27,522,937	September 2018	(217,272)
U.S. 2 Year Treasury Note Long Futures	247	52,321,547	September 2018	13,859
U.S. 5 Year Treasury Note Long Futures	33	3,749,367	September 2018	8,187
U.S. 5 Year Treasury Note Short Futures	6	681,703	September 2018	(1,219)
U.S. Ultra 10 Year Treasury Note Short Futures	144	18,465,750	September 2018	(206,729)
U.S. Ultra Long Term Treasury Bond Long Futures	3	478,688	September 2018	9,818
U.S. Ultra Long Term Treasury Bond Short Futures	162	25,849,125	September 2018	(792,648)
			Net Depreciation	$(1,179,942)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.30 Index	$514,000	$7,704	$(8,006)	1.00	June 20, 2023	$(302)	Sell	Quarterly
					Net Depreciation	$(302)
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At June 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	2.53%	1-yr. OIS	842,994	November 15, 2024	$ (993)	Annually
Pay	2.56%	1-yr. OIS	507,006	November 15, 2024	178	Annually
Receive	2.25%	1-yr. OIS	160,000	November 15, 2024	1,169	Annually
Receive	2.46%	1-yr. OIS	175,000	November 15, 2024	1,267	Annually
Receive	2.45%	1-yr. OIS	195,000	November 15, 2024	1,416	Annually
Receive	2.06%	1-yr. OIS	366,000	November 15, 2024	3,409	Annually
Receive	2.18%	1-yr. OIS	515,000	November 15, 2024	12,649	Annually
Receive	2.25%	3-mo. LIBOR	4,388,000	June 20, 2028	29,867	Quarterly
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	24,337	Quarterly
				Net Appreciation	$73,299
Abbreviations:
OIS	Overnight Indexed Swap is a swap derived from the overnight rate, which is generally fixed by the local central bank.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$26,651,627
Investments in securities, fair value (including $9,633,943 of securities on loan)(b)	461,889,243
Repurchase agreements, fair value(c)	9,860,215
Cash	1,442,700
Margin deposits	2,288
Cash collateral on centrally cleared swaps	44,891
Dividends and interest receivable	3,201,596
Subscriptions receivable	191,195
Receivable for investments sold	2,249,375
Variation margin on futures contracts	2,973
Variation margin on centrally cleared swaps	2,357
Total Assets	505,538,460
LIABILITIES:
Due to brokers (TBAs)	37,167,871
Payable for director fees	2,058
Payable for investments purchased	1,696,653
Payable for other accrued fees	194,141
Payable for shareholder services fees	8,309
Payable to investment adviser	100,137
Payable upon return of securities loaned	9,860,215
Redemptions payable	9,744,553
Total Liabilities	58,773,937
NET ASSETS	$446,764,523
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,661,043
Paid-in capital in excess of par	457,028,856
Net unrealized depreciation	(9,565,778)
Undistributed net investment income	2,166,928
Accumulated net realized loss	(7,526,526)
NET ASSETS	$446,764,523
NET ASSETS BY CLASS
Investor Class	$29,953,202
Institutional Class	$416,811,321
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	2,877,950
Institutional Class	43,732,481
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.41
Institutional Class	$9.53
(a) Cost of investments, affiliated	$27,765,357
(b) Cost of investments, unaffiliated	$469,234,346
(c) Cost of repurchase agreements	$9,860,215
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$7,228,101
Income from securities lending	22,836
Dividends, affiliated	672,271
Total Income	7,923,208
EXPENSES:
Management fees	725,596
Shareholder services fees – Investor Class	51,587
Audit and tax fees	18,427
Custodian fees	37,196
Director's fees	8,364
Legal fees	974
Pricing fees	78,166
Registration fees	20,608
Shareholder report fees	3,094
Transfer agent fees	3,843
Other fees	1,170
Total Expenses	949,025
Less amount waived by investment adviser	103,813
Net Expenses	845,212
NET INVESTMENT INCOME	7,077,996
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(94,263)
Net realized loss on investments and foreign currency transactions, unaffiliated	(2,726,923)
Net realized gain on credit default swaps	245,218
Net realized loss on interest rate swaps	(86,415)
Net realized gain on futures contracts	2,749,759
Net Realized Gain	87,376
Net change in unrealized depreciation on investments, affiliated	(905,319)
Net change in unrealized depreciation on investments, unaffiliated	(13,051,159)
Net change in unrealized appreciation on credit default swaps	12,928
Net change in unrealized appreciation on interest rate swaps	84,517
Net change in unrealized depreciation on futures contracts	(1,277,241)
Net Change in Unrealized Depreciation	(15,136,274)
Net Realized and Unrealized Loss	(15,048,898)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,970,902)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Core Bond Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$7,077,996	$13,018,702
Net realized gain (loss)	87,376	(755,783)
Net change in unrealized appreciation (depreciation)	(15,136,274)	6,458,424
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,970,902)	18,721,343
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(346,278)	(614,563)
Institutional Class	(6,213,889)	(12,151,758)
From net investment income	(6,560,167)	(12,766,321)
Total Distributions	(6,560,167)	(12,766,321)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,941,194	7,346,966
Institutional Class	43,975,364	104,896,256
Shares issued in reinvestment of distributions
Investor Class	346,278	614,563
Institutional Class	6,213,889	12,151,758
Shares redeemed
Investor Class	(5,043,067)	(8,770,561)
Institutional Class	(70,078,103)	(58,462,830)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,644,445)	57,776,152
Total Increase (Decrease) in Net Assets	(35,175,514)	63,731,174
NET ASSETS:
Beginning of Period	481,940,037	418,208,863
End of Period(a)	$446,764,523	$481,940,037
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	374,706	690,088
Institutional Class	4,537,109	10,694,396
Shares issued in reinvestment of distributions
Investor Class	33,211	57,765
Institutional Class	650,524	1,240,543
Shares redeemed
Investor Class	(476,655)	(823,775)
Institutional Class	(7,234,265)	(5,976,939)
Net Increase (Decrease)	(2,115,370)	5,882,078
(a) Including undistributed net investment income:	$2,166,928	$1,649,099
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$10.73	0.15	(0.40)	(0.25)	(0.07)	-	(0.07)	$10.41	(1.85%) (d)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29	0.25	0.54	(0.29)	-	(0.29)	$10.70	5.20%
12/31/2013	$10.95	0.25	(0.50)	(0.25)	(0.21)	(0.04)	(0.25)	$10.45	(2.21%)
Institutional Class
06/29/2018(Unaudited)	$ 9.84	0.15	(0.39)	(0.24)	(0.07)	-	(0.07)	$ 9.53	(1.73%) (d)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 29,953	0.85% (g)	0.70% (g)	2.80% (g)	77% (d)(h)
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	2.74%	57%
12/31/2013	$418,088	0.70%	0.70%	2.32%	92%
Institutional Class
06/29/2018 (Unaudited)	$416,811	0.39% (g)	0.35% (g)	3.14% (g)	77% (d)(h)
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
12/31/2015 (e)	$382,028	0.35% (g)	0.35% (g)	3.25% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 50%.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein.The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

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Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

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research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

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	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 26,110,632	$ —	$ 26,110,632
Corporate Bonds and Notes	—	174,943,671	—	174,943,671
Foreign Government Bonds and Notes	—	1,714,727	—	1,714,727
Mortgage-Backed Securities	—	137,588,999	—	137,588,999
Municipal Bonds and Notes	—	363,547	—	363,547
U.S. Treasury Bonds and Notes	—	103,106,976	—	103,106,976
Investment Companies(a)	—	—	—	26,651,627
Short Term Investments	—	27,920,906	—	27,920,906
Total investments, at fair value:	0	498,401,085	0	498,401,085
Other Financial Investments:
Interest Rate Swaps(b)	—	74,292	—	74,292
Futures Contracts(b)	38,976	—	—	38,976
Total Assets	$ 38,976	$ 498,475,377	$ 0	$ 498,514,354
Liabilities
Other Financial Investments:
Credit Default Swaps(b)	$ —	$ (302)	$ —	$ (302)
Interest Rate Swaps(b)	—	(993)	—	(993)
Futures Contracts(b)	(1,218,919)	—	—	(1,218,919)
Total Liabilities	$ (1,218,919)	$ (1,295)	$ 0	$ (1,220,214)
(a)	As permitted by U.S. GAAP, investment companies valued at $26,651,627 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

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To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

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Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$506,987,687
Gross unrealized appreciation on investments	8,059,786
Gross unrealized depreciation on investments	(17,753,333)
Net unrealized depreciation on investments	$(9,693,547)
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 43 futures contracts for the reporting period.

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Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $2,815,286 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $4,221,714 in interest rate swaps for the reporting period.

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Valuation of derivative investments as of June 29, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation	$(302)(a)
Interest rate contracts (swaps)	Net unrealized depreciation	$73,299 (a)
Interest rate contracts (futures contracts)			Net unrealized depreciation	$(1,179,942) (a)
(a)Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 245,218	Net change in unrealized appreciation on credit default swaps	$12,928
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (86,415)	Net change in unrealized appreciation on interest rate swaps	$84,517
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$2,749,759	Net change in unrealized depreciation on futures contracts	$(1,277,241)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$103,813	$140,993	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.

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Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
The following table is a summary of the transactions for each underlying investment during the period ended June 29, 2018, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,424,630	$15,081,139	$2,440,378	$3,209,263	$(94,263)	$(877,994)	$383,454	$13,434,260	3.01%
Federated Project Trade and Finance Fund	1,458,871	12,335,104	909,589	-	-	$ (27,325)	288,817	13,217,367	2.96
					(94,263)	(905,319)	672,271	26,651,627	5.97
				Total	$(94,263)	$(905,319)	$672,271	$26,651,627	5.97%
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $72,398,092 and $72,361,126, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $292,886,688 and $292,189,190, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $9,633,943 and received collateral as reported on the Statement of Assets and Liabilities of $9,860,215 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	4,714,959
U.S. Treasury Bonds and Notes	5,145,256
Total secured borrowings	$9,860,215

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(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Federated Investment Management Company(the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Core Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund’s Investor Class was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers), and the Fund’s Institutional Class was in the first, first, second and first quartiles, respectively. The Board further noted that, with the exception of the Investor Class for the five-year period, the Fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s Investor Class total annual operating expense ratio was the same as the average and below the median of its peer group, in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), and below the average and median of the peer universe. The Fund’s Institutional Class total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered that the Sub-Adviser did not provide an estimate of profits related to the Fund and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company,

Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018